SEGMENT INFORMATION	6 Months Ended
Jun. 30, 2021
SEGMENT INFORMATION
SEGMENT INFORMATION

NOTE 8 - SEGMENT INFORMATION:

The Company has two segments, Commercial Operations and Research and Development. The following table presents net revenues and operating loss for the Company's segments for the three and six months ended June 2021 and 2020:

	Three Months Ended June 30,			Six Months Ended June 30,
	2021			2021
June 30, 2021:	Commercial Operations	Research and Development	Consolidated	Commercial Operations	Research and Development	Consolidated
	U.S. dollars in thousands			U.S. dollars in thousands
Net revenues	21,502	—	21,502	42,077	—	42,077
Operating loss	10,081	14,805	24,886	18,596	24,442	43,038

	2020			2020
	Commercial Operations	Research and Development	Consolidated	Commercial Operations	Research and Development	Consolidated
	U.S. dollars in thousands			U.S. dollars in thousands
Net revenues	20,899	—	20,899	21,955	—	21,955
Operating loss	8,029	4,471	12,500	20,332	9,184	29,516